Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Segment Information

19. Segment Information

The Company’s reportable business segments reflect the manner in which its chief operating decision maker (“CODM”) allocates resources and assesses performance, which is at the operating segment level. The Fresh reportable segment is a grower, packer and distributor of year-round fresh produce located in the southeastern United States. The Ingredients reportable segment delivers healthy food ingredients derived from soybean seeds, meal and oil and processed yellow peas. Financial results associated with licensing arrangements that are not allocated to the Fresh or Ingredients reportable segment and costs associated with centralized operations are reported as Unallocated and other. Centralized operations represent corporate and headquarter-related expenses, which include legal, finance, human resources, and other research and development and administrative expenses that are not allocated to individual reporting operating segments.

Our CODM reviews segment performance and allocates resources based upon segment revenue and Adjusted EBITDA. The Company defines Adjusted EBITDA as earnings from continuing operations excluding income taxes, interest, depreciation, amortization, stock-based compensation, and the impact of significant non-recurring items.

All segment revenue is earned in the United States and there are no intersegment revenues. Operating segment results for the three and six month periods ended June 30, 2021 and 2020 are presented below.

19. Segment Information (continued)

For the three months ended June 30, 2021 we recognized $39,634 of revenue as of a point in time and $58 over time. For the six months ended June 30, 2021 we recognized $71,403 of revenue as of a point in time and $91 over time. For the three months ended June 30, 2020 we recognized $30,941 of revenue as of a point in time and $87 over time. For the six months ended June 30, 2020 we recognized $62,447 of revenue as of a point in time and $167 over time. All revenue recognized over time is included in unallocated and other.

		Adjusted
	Revenue	EBITDA
Three Months Ended June 30, 2021
Fresh	$16,906	$165
Ingredients	22,724	(6,409)
Unallocated and other	62	(9,530)
Total segment results	$39,692	$(15,774)

Adjustments to reconcile consolidated loss from operations to adjusted EBITDA:

Consolidated loss from operations	$(24,609)
Depreciation and amortization	2,839
Stock-based compensation	709
Other nonrecurring costs, including acquisition costs	527
South America seed production costs	2,805
Non-recurring public company readiness costs	1,955
Total Adjusted EBITDA	$(15,774)

		Adjusted
	Revenue	EBITDA
Three Months Ended June 30, 2020
Fresh	$12,174	$895
Ingredients	17,819	(2,557)
Unallocated and other	1,035	(6,715)
Total segment results	$31,028	$(8,377)

Adjustments to reconcile consolidated loss from operations to adjusted EBITDA:

Consolidated loss from operations	$(10,285)
Depreciation and amortization	1,632
Stock-based compensation	217
Other nonrecurring costs, including acquisition costs	59
Total Adjusted EBITDA	$(8,377)

		Adjusted
	Revenue	EBITDA
Six Months Ended June 30, 2021
Fresh	$34,470	$(172)
Ingredients	36,919	(13,197)
Unallocated and other	105	(17,252)
Total segment results	$71,494	$(30,621)

19. Segment Information (continued)

Adjustments to reconcile consolidated loss from operations to adjusted EBITDA:

Consolidated loss from operations	$(44,900)
Depreciation and amortization	5,430
Stock-based compensation	1,356
Other nonrecurring costs, including acquisition costs	527
South America seed production costs	2,805
Non-recurring public company readiness costs	4,161
Total Adjusted EBITDA	$(30,621)

		Adjusted
	Revenue	EBITDA
Six Months Ended June 30, 2020
Fresh	$31,945	$2,473
Ingredients	29,554	(4,625)
Unallocated and other	1,115	(15,596)
Total segment results	$62,614	$(17,748)

Adjustments to reconcile consolidated loss from operations to adjusted EBITDA:

Consolidated loss from operations	$(21,340)
Depreciation and amortization	3,029
Stock-based compensation	504
Other nonrecurring costs, including acquisition costs	59
Total Adjusted EBITDA	$(17,748)

As the CODM does not evaluate the operating segments nor make decisions regarding the operating segments based on total assets, we have excluded this disclosure.

22. Segment Information

The Company’s reportable business segments reflect the manner in which its chief operating decision maker (CODM) allocates resources and assesses performance, which is at the operating segment level. The Fresh reportable segment is a grower, packer and distributor of year-round fresh produce located in the southeastern United States. The Ingredients reportable segment delivers healthy food ingredients derived from soybean seeds, meal and oil and processed yellow peas. Financial results associated with licensing arrangements that are not allocated to the Fresh or Ingredients reportable segment and costs associated with centralized operations are reported as Unallocated and other. Centralized operations represent corporate and headquarter-related expenses, which include legal, finance, human resources, and other research and development and administrative expenses that are not allocated to individual reporting operating segments.

Our CODM reviews segment performance and allocates resources based upon segment revenue and Adjusted EBITDA. The Company defines Adjusted EBITDA as earnings from continuing operations excluding income taxes, interest, depreciation, amortization, stock-based compensation, and the impact of significant non-recurring items.

All segment revenue is earned in the United States and there are no intersegment revenues. Operating segment results for the years ended December 31, 2020, 2019 and 2018 are presented below.

		Adjusted
Year Ended December 31, 2020	Revenue	EBITDA
Fresh	$55,278	$218
Ingredients	58,566	(7,999)
Unallocated and other	504	(38,690)
Total segment results	$114,348	$(46,471)

Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:

Total Adjusted EBITDA	$(46,471)
Depreciation and amortization	(7,504)
Stock-based compensation	(1,010)
Impairment of goodwill	(4,832)
Consolidated loss from operations	$(59,817)

		Adjusted
Year Ended December 31, 2019	Revenue	EBITDA
Fresh	$28,573	$(1,253)
Ingredients	49,193	2,239
Unallocated and other	1,757	(36,247)
Total segment results	$79,523	$(35,261)

Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:

Total Adjusted EBITDA	$(35,261)
Depreciation and amortization	(3,790)
Stock-based compensation	(644)
Acquisition related costs	(4,010)
Consolidated loss from operations	$(43,705)

		Adjusted
Year Ended December 31, 2018	Revenue	EBITDA
Fresh	$—	$—
Ingredients	709	15
Unallocated and other	3,560	(17,508)
Total segment results	$4,269	$(17,493)

Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:

Total Adjusted EBITDA	$(17,493)
Depreciation and amortization	(707)
Stock-based compensation	(213)
Acquisition related costs	(526)
Consolidated loss from operations	$(18,939)

As the CODM does not evaluate the operating segments nor make decisions regarding the operating segments based on total assets, we have excluded this disclosure.